Cash and cash equivalents -Summary of Cash flow Statements for Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Within operating cash flows	¥ (14,774)	¥ (6,938)	¥ (4,618)
Within financing cash flows	(13,069)	(17,544)	(15,586)
Total	¥ (27,843)	¥ (24,482)	¥ (20,204)